Acquisition of King's Gaming Promotion Limited (Details Textual) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 10, 2010 Kings Gaming [Member]	Dec. 31, 2013 Kings Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]	Dec. 31, 2010 Kings Gaming [Member]	Dec. 31, 2013 Maximum [Member] Kings Gaming [Member]	Dec. 31, 2013 Minimum [Member] Kings Gaming [Member]
Business Acquisition [Line Items]
Profit Interest Purchase Agreement Initiation Date						Nov. 10, 2010
Acquire Right Percentage Of Profit Interest								100.00%
Payments to Acquire Businesses, Gross					$ 9,000,000	$ 9,000,000	$ 9,000,000		$ 36,000,000	$ 9,000,000
Business Acquisition Working Capital								27,000,000
Business Acquisition Installment Payment								9,000,000
Business Acquisition Minimum Gross Profit Requirement		6,150,000		6,150,000		6,150,000
Business Acquisition Installment Payment Description						9,000,000
Incentive Shares Issued		0	0
Gross Profit Target Description		Kings Gaming did not meet its 2013 and 2012 Gross Profit Targets
Additional Incentive Shares Issued				20,000		10,000
Additional Gross Profit Target				2,000,000		1,000,000
Estimated contingent purchase price-Oriental VIP Room	48,007,120				75,973,890
Business Acquisition Common Stock Shares Issued					1,500,000			1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share					$ 10.74
Business Acquisition Common Stock Value					16,110,000
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration							14,612,297	50,857,564
Issue Of Common Stock Subject To Gross Profit Target				500,000
Estimated Contingent Consideration					$ 50,863,890